4. Income taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong	$ (879)	$ (157)	$ 13
The provision for income taxes consists of:
Current tax expenses: The PRC and Hong Kong	8	47	117
Current PRC EIT Domestic				3,950	3,110	1,650
Total current provision	8	47	117	3,950	3,110	1,650
Deferred tax benefit: The PRC and Hong Kong	10	26	25
Deferred tax benefit:				(1,391)	(447)	784
Total deferred provision	$ 10	$ 26	$ 25	(1,391)	(447)	784